Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone: (312) 964-3500

Mark R. Greer

mgreer@stradley.com

312.964.3505

January 23, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Ivy Funds (file no. 811-05017)
Ivy Variable Insurance Portfolios (file no. 811-06569)

Dear Sir or Madam:

On behalf of Ivy Funds and Ivy Variable Insurance Portfolios and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find enclosed a preliminary copy of the proxy statement, notice of meeting and form of proxy to be furnished to shareholders of Ivy Science & Technology Fund, a series of Ivy Funds, and Ivy VIP Science & Technology, a series of Ivy Variable Insurance Portfolios (each, a “Fund” and collectively, the “Funds”), in connection with a special meeting of shareholders (the “Meeting”) of those Funds, scheduled to be held on April 13, 2018. Definitive copies of these proxy materials are expected to be released to shareholders on or about February 16, 2018.

At the Meeting, shareholders will be asked to vote to change the classification of each Fund from a “diversified” fund to a “non-diversified” fund.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely,

/s/ Mark R. Greer Mark R. Greer